SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Future cash inflows		$ 114,735,610	$ 101,718,042
Future production costs	[1]	(64,815,304)	(43,837,125)
Future development costs		(29,404,571)	(34,285,268)
Future income tax expenses		(7,591,667)	(11,284,102)
Future net cash flows		12,924,068	12,311,547
10% annual discount for estimated timing of cash flows		(4,690,738)	(4,714,315)
Standardized measure of discounted future net cash flows at the end of the year		$ 8,233,330	$ 7,597,232	$ 5,579,842	$ 10,120,562

[1]	Production costs include oil and gas operations expense, production ad valorem taxes, transportation costs and general and administrative expense supporting the Company’s oil and gas operations.